Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Sale of electricity	$ 482,918	$ 364,911	$ 238,968
Sales of Green certificates	4,114	3,661	3,840
Operation of facilities	0	0	4,634
Construction services	0	3,997	419
Management and development fees	1,564	5,366	7,841
Revenue	$ 488,596	$ 377,935	$ 255,702